Equity (Details 1) (Detail) shares in Thousands, Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Changes in equity [abstract]
Shares outstanding	327,788,874	262,288,607
Primary shares offered in the IPO		50,925,642
Primary shares offered in the follow-on offering		11,550,000
Treasury shares, shares	15,000	503,642
Long-Term Incentive Plan	1,066,538	3,024,625
Repurchase of common shares	(15,000)	(503,642)
Shares outstanding	328,855,412	327,788,874